ESG Managers Aggressive Growth Portfolio
ESG ManagersTM Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”) Summary of Key Information
Investment Objective
The Aggressive Growth Portfolio’s investment objective is to seek a high level of long-term capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Aggressive Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Aggressive Growth Portfolio	ESG Managers Aggressive Growth Portfolio, Class A		ESG Managers Aggressive Growth Portfolio, Class C		ESG Managers Aggressive Growth Portfolio, Institutional Class
Shareholder Fees Column [Text]	Class A		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	1.00%	[2]	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Aggressive Growth Portfolio		ESG Managers Aggressive Growth Portfolio, Class A	ESG Managers Aggressive Growth Portfolio, Class C	ESG Managers Aggressive Growth Portfolio, Institutional Class
Operating Expenses Column [Text]		Class A	Class C	Institutional Class
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12-b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	7.17%	7.17%	7.17%
Acquired Fund Fees and Expenses	[2]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		8.55%	9.30%	8.30%
Contractual Reimbursements	[3]	(7.11%)	(7.11%)	(7.11%)
Net Annual Fund Operating Expenses	[4]	1.44%	2.19%	1.19%
[1]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 7.25%.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.44%, 2.19% and 1.19%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.06% in 2010. This arrangement may be terminated at any time by the Adviser.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Aggressive Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Aggressive Growth Portfolio (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Aggressive Growth Portfolio, Class A	Class A Shares	689	1,683	3,296	6,853
ESG Managers Aggressive Growth Portfolio, Class C	Class C Shares with redemption	322	1,412	3,214	7,082
ESG Managers Aggressive Growth Portfolio, Institutional Class	Institutional	121	1,127	2,800	6,523

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Aggressive Growth Portfolio ESG Managers Aggressive Growth Portfolio, Class C	Class C Shares without redemption	222	1,412	3,214	7,082

Portfolio Turnover
The Aggressive Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Aggressive Growth Portfolio’s performance. During the Aggressive Growth Portfolio’s most recent fiscal year, the Aggressive Growth Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers™ Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

The Aggressive Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Aggressive Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Aggressive Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Aggressive Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Aggressive Growth Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.

Performance Information
No performance information is shown for the Aggressive Growth Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Aggressive Growth Portfolio after it has completed a full calendar year of operations.
ESG Managers Growth Portfolio
ESG ManagersTM Growth Portfolio (the “Growth Portfolio”) Summary of Key Information
Investment Objective
The Growth Portfolio’s investment objective is to seek long-term capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth Portfolio	ESG Managers Growth Portfolio, Class A		ESG Managers Growth Portfolio, Class C		ESG Managers Growth Portfolio, Institutional Class
Shareholder Fees Column [Text]	Class A		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	1.00%	[2]	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Growth Portfolio		ESG Managers Growth Portfolio, Class A	ESG Managers Growth Portfolio, Class C	ESG Managers Growth Portfolio, Institutional Class
Operating Expenses Column [Text]		Class A	Class C	Institutional Class
Management Fee		0.85%	0.85%	0.85%
Distribution and Service Fees		0.25%	1.00%	none
Other Expenses	[1]	3.92%	3.92%	3.92%
Acquired Fund Fees and Expenses	[2]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		5.26%	6.01%	5.01%
Contractual Reimbursements	[3]	(3.92%)	(3.92%)	(3.92%)
Net Annual Fund Operating Expenses	[4]	1.34%	2.09%	1.09%
[1]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 4.07%.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.34%, 2.09%, and 1.09%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.17% in 2010. This arrangement may be terminated at any time by the Adviser.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Growth Portfolio (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Growth Portfolio, Class A	Class A Shares	679	1,346	2,409	5,041
ESG Managers Growth Portfolio, Class C	Class C Shares with redemption	312	1,064	2,311	5,321
ESG Managers Growth Portfolio, Institutional Class	Institutional	111	768	1,849	4,552

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Growth Portfolio ESG Managers Growth Portfolio, Class C	Class C Shares without redemption	212	1,064	2,511	5,321

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Portfolio’s performance. During the Growth Portfolio’s most recent fiscal year, the Growth Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers™ Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

The Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Performance Information
No performance information is shown for the Growth Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Growth Portfolio after it has completed a full calendar year of operations.
ESG Managers Moderate Portfolio
ESG ManagersTM Moderate Portfolio (the “Moderate Portfolio”) Summary of Key Information
Investment Objectives
The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation.
As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Moderate Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Moderate Portfolio	ESG Managers Moderate Portfolio, Class A		ESG Managers Moderate Portfolio, Class C		ESG Managers Moderate Portfolio, Institutional Class
Shareholder Fees Column [Text]	Class A		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	1.00%	[2]	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Moderate Portfolio		ESG Managers Moderate Portfolio, Class A	ESG Managers Moderate Portfolio, Class C	ESG Managers Moderate Portfolio, Institutional Class
Operating Expenses Column [Text]		Class A	Class C	Institutional Class
Management Fee		0.80%	0.80%	0.80%
Distribution and Service Fees		0.25%	1.00%	none
Other Expenses	[1]	3.97%	3.97%	3.97%
Acquired Fund Fees and Expenses	[2]	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		5.16%	5.91%	4.91%
Contractual Reimbursements	[3]	(3.92%)	(3.92%)	(3.92%)
Net Annual Fund Operating Expenses	[4]	1.24%	1.99%	0.99%
[1]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 4.14%.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.24%, 1.99%, and 0.99%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.17% in 2010. This arrangement may be terminated at any time by the Adviser.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Moderate Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Moderate Portfolio (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Moderate Portfolio, Class A	Class A Shares	669	1,318	2,364	4,966
ESG Managers Moderate Portfolio, Class C	Class C Shares with redemption	302	1,034	2,266	5,248
ESG Managers Moderate Portfolio, Institutional Class	Institutional	101	737	1,802	4,471

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Moderate Portfolio ESG Managers Moderate Portfolio, Class C	Class C Shares without redemption	202	1,034	2,266	5,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Moderate Portfolio’s performance. During the Moderate Portfolio’s most recent fiscal year, the Moderate Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 60% of its total assets in equity securities (e.g., stocks), and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

The Moderate Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Moderate Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Moderate Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Moderate Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Moderate Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Moderate Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Moderate Portfolio.

Performance Information
No performance information is shown for the Moderate Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Moderate Portfolio after it has completed a full calendar year of operations.
ESG Managers Conservative Portfolio
ESG ManagersTM Conservative Portfolio (the “Conservative Portfolio”) Summary of Key Information
Investment Objective
The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income.
As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Conservative Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Conservative Portfolio	ESG Managers Conservative Portfolio - Class A		ESG Managers Conservative Portfolio - Class C		ESG Managers Conservative Portfolio - Institutional Class
Shareholder Fees Column [Text]	Class A		Class C		Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	1.00%	[2]	none
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Conservative Portfolio		ESG Managers Conservative Portfolio - Class A	ESG Managers Conservative Portfolio - Class C	ESG Managers Conservative Portfolio - Institutional Class
Operating Expenses Column [Text]		Class A	Class C	Institutional Class
Management Fee		0.75%	0.75%	0.75%
Distribution and Service Fees		0.25%	1.00%	none
Other Expenses	[1]	5.48%	5.48%	5.48%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		6.59%	7.34%	6.34%
Contractual Reimbursements	[3]	(5.45%)	(5.45%)	(5.45%)
Net Annual Fund Operating Expenses	[4]	1.14%	1.89%	0.89%
[1]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 5.67%.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.14%, 1.89%, and 0.89%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[4]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.12% in 2010. This arrangement may be terminated at any time by the Adviser.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Conservative Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Conservative Portfolio (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Year	5 year	10 Year
ESG Managers Conservative Portfolio - Class A	Class A Shares	660	1,440	2,741	5,818
ESG Managers Conservative Portfolio - Class C	Class C Shares with redemption	292	1,161	2,650	6,077
ESG Managers Conservative Portfolio - Institutional Class	Institutional	91	868	2,206	5,397

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Year	5 Year	10 Year
ESG Managers Conservative Portfolio ESG Managers Conservative Portfolio - Class C	Class C Shares without redemption	192	1,161	2,650	6,077

Portfolio Turnover
The Conservative Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Conservative Portfolio’s performance. During the Conservative Portfolio’s most recent fiscal year, the Conservative Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

The Conservative Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Conservative Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Conservative Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Conservative Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Principal Risks

The Conservative Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk.Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Conservative Portfolio.

Performance Information
No performance information is shown for the Conservative Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Conservative Portfolio after it has completed a full calendar year of operations.

Pax World Balanced Fund
Pax World Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment Objectives
The Balanced Fund’s primary investment objective is to seek income and conservation of principal.
As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Balanced Fund (USD $)	Pax World Balanced Fund - Individual Investor Class	Pax World Balanced Fund - Institutional Class	Pax World Balanced Fund - R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World Balanced Fund	Pax World Balanced Fund - Individual Investor Class	Pax World Balanced Fund - Institutional Class	Pax World Balanced Fund - R Class
Operating Expenses Column [Text]	Individual Investor Class	Institutional Class	R Class
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.96%	0.71%	1.21%

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Balanced Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World Balanced Fund - Individual Investor Class	Individual Investor Class	98	306	531	1,178
Pax World Balanced Fund - Institutional Class	Institutional Class	73	227	395	883
Pax World Balanced Fund - R Class	R Class	123	384	665	1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund’s portfolio manager to be of comparable quality.

The Balanced Fund’s portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.
  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 10.74% Worst quarter: 4th quarter 2008, -16.75%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World Balanced Fund	Share class		Label		1 year	5 year	10 year	Inception Date
Return Before Taxes Pax World Balanced Fund - Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		11.83%	2.65%	2.84%
Return Before Taxes Pax World Balanced Fund - Institutional Class	Institutional Class	[2],[1]	Return Before Taxes		12.16%	2.84%	2.94%	Apr 2, 2007
Return Before Taxes Pax World Balanced Fund - R Class	R Class	[3],[1]	Return Before Taxes		11.58%	2.49%	2.76%	Apr 2, 2007
Return After Taxes Pax World Balanced Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		11.52%	1.82%	2.13%
Return After Taxes and Distributions and Sale of Fund Shares Pax World Balanced Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes on Distributions and Sale of Fund Shares		7.93%	1.99%	2.14%
S&P 500 Index			S&P 500 Index	[4],[5]	15.06%	2.29%	1.41%
Blended Index			Blended Index	[6],[7],[5]	12.13%	4.08%	3.53%
Lipper Balanced Funds Index			Lipper Balanced Funds Index	[8],[5]	11.90%	3.91%	3.71%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	The S&P 500 Index is an index of large capitalization common stocks.
[5]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[8]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Growth Fund
Pax World Growth Fund (the “Growth Fund”) Summary of Key Information
Investment Objective
The Growth Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Growth Fund (USD $)	Pax World Growth Fund - Individual Investor Class	Pax World Growth Fund - Institutional Class	Pax World Growth Fund - R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Growth Fund assets):
Annual Fund Operating Expenses Pax World Growth Fund		Pax World Growth Fund - Individual Investor Class	Pax World Growth Fund - Institutional Class	Pax World Growth Fund - R Class
Operating Expenses Column [Text]		Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.55%	1.30%	1.80%
Less Expense Waiver/Reimbursement	[1]	(0.26%)	(0.26%)	(0.26%)
Net Annual Fund Operating Expenses		1.29%	1.04%	1.54%
[1]	Effective May 1, 2011, the Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Institutional Class and R Class shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Growth Fund with the cost of investing in other mutual funds.The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World Growth Fund - Individual Investor Class	Individual Investor Class	131	437	794	1,800
Pax World Growth Fund - Institutional Class	Institutional Class	106	359	662	1,521
Pax World Growth Fund - R Class	R Class	157	515	925	2,072

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class

For the periods shown in the bar chart: Best quarter: 2nd quarter 2003, 16.33% Worst quarter: 4th quarter 2008, -26.10%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World Growth Fund	Share class		Label		1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Pax World Growth Fund - Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		22.22%	1.93%	1.65%
Return Before Taxes Pax World Growth Fund - Institutional Class	Institutional Class	[2],[1]	Return Before Taxes		22.51%	2.08%	1.72%	Apr 2, 2007
Return Before Taxes Pax World Growth Fund - R Class	R Class	[3],[1]	Return Before Taxes		21.91%	1.80%	1.58%	Apr 2, 2007
Return After Taxes Pax World Growth Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		22.22%	1.46%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares Pax World Growth Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes on Distributions and Sale of Fund Shares		14.44%	1.60%	1.39%
Russell 3000 Growth Index			Russell 3000 Growth Index	[4],[5]	17.64%	3.88%	0.30%
Lipper Multi-Cap Growth Funds Index			Lipper Multi-Cap Growth Funds Index	[6],[5]	20.39%	3.50%	0.25%
[1]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[5]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P Super Composite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Small Cap Fund
Pax World Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Investment Objective
The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Small Cap Fund (USD $)	Pax World Small Cap Fund, Individual Investor Class	Pax World Small Cap Fund, Institutional Class	Pax World Small Cap Fund, R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Small Cap Fund assets):
Annual Fund Operating Expenses Pax World Small Cap Fund		Pax World Small Cap Fund, Individual Investor Class	Pax World Small Cap Fund, Institutional Class	Pax World Small Cap Fund, R Class
Operating Expenses Column [Text]		Individual Investor Class	Institutional Class	R Class
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		3.47%	3.47%	3.47%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		4.51%	4.26%	4.76%
Less Expense Waiver/Reimbursement	[1]	(3.23%)	(3.23%)	(3.23%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.28%	1.03%	1.53%
[1]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Small Cap Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World Small Cap Fund, Individual Investor Class	Individual Investor Class	130	748	1,720	4,195
Pax World Small Cap Fund, Institutional Class	Institutional Class	105	672	1,599	3,979
Pax World Small Cap Fund, R Class	R Class	156	823	1,839	4,405

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2011, the Russell 2000 Index included companies with market capitalization from  $7.7 million to  $5.68 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 19.79% Worst quarter: 2nd quarter 2010, -8.21%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World Small Cap Fund	Share class		Label		1 Year	Since Inception	Inception Date
Return Before Taxes Pax World Small Cap Fund, Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		30.17%	7.19%	Mar 27, 2008
Return Before Taxes Pax World Small Cap Fund, Institutional Class	Institutional Class	[1]	Return Before Taxes		30.44%	7.47%	Mar 27, 2008
Return Before Taxes Pax World Small Cap Fund, R Class	R Class	[1]	Return Before Taxes		29.94%	6.92%	Mar 27, 2008
Return After Taxes Pax World Small Cap Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		26.39%	5.99%	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Pax World Small Cap Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes and Distributions and Sale of Fund Shares		19.65%	5.45%	Mar 27, 2008
Russell 2000 Index			Russell 2000 Index	[2],[3]	26.85%	6.11%
Lipper Small-Cap Core Funds Index			Lipper Small-Cap Core Funds Index	[4],[3]	25.71%	6.66%
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[3]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World International Fund
Pax World International Fund (the “International Fund”) Summary of Key Information
Investment Objective
The International Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the International Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World International Fund (USD $)	Pax World International Fund, Individual Investor Class	Pax World International Fund, Institutional Class	Pax World International Fund, R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from International Fund assets):
Annual Fund Operating Expenses Pax World International Fund		Pax World International Fund, Individual Investor Class	Pax World International Fund, Institutional Class	Pax World International Fund, R Class
Operating Expenses Column [Text]		Individual Investor Class	Institutional Class	R Class
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.45%	1.45%	1.45%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.58%	2.33%	2.83%
Less Expense Waiver/Reimbursement	[1]	(1.15%)	(1.15%)	(1.15%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.43%	1.18%	1.68%
[1]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.

Example of Expenses
This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the International Fund with the cost of investing in other mutual funds. The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Expense Example Pax World International Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World International Fund, Individual Investor Class	Individual Investor Class	146	573	1,147	2,711
Pax World International Fund, Institutional Class	Institutional Class	120	496	1,019	2,456
Pax World International Fund, R Class	R Class	171	649	1,274	2,959

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the International Fund’s performance. During the International Fund’s most recent fiscal year, the International Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies

The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in “growth” stocks, “value” stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 27.62% Worst quarter: 2nd quarter 2010, -11.69%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World International Fund	Share class		Label		1 year	Since Inception	Inception Date
Return Before Taxes Pax World International Fund, Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		8.37%	(1.99%)	Mar 27, 2008
Return Before Taxes Pax World International Fund, Institutional Class	Institutional Class	[1],[2]	Return Before Taxes		8.57%	(1.70%)	Mar 27, 2008
Return Before Taxes Pax World International Fund, R Class	R Class	[1],[3]	Return Before Taxes		8.10%	(2.30%)	Mar 27, 2008
Return After Taxes Pax World International Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		7.87%	(2.38%)	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Pax World International Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes and Distributions and Sale of Fund Shares		5.41%	(1.91%)	Mar 27, 2008
MSCI EAFE (Net) Index			MSCI EAFE (Net) Index	[2],[4]	7.75%	(4.61%)
Lipper International Large-Cap Core Funds Index			Lipper International Large-Cap Core Funds Index	[3],[4]	8.82%	(4.76%)
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.
[4]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.

Pax World High Yield Bond Fund
Pax World High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Investment Objectives
The High Yield Bond Fund’s primary investment objective is to seek high current income.
As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World High Yield Bond Fund (USD $)	Pax World High Yield Bond Fund, Individual Investor Class	Pax World High Yield Bond Fund, Institutional Class	Pax World High Yield Bond Fund, R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from High Yield Bond Fund assets):
Annual Fund Operating Expenses Pax World High Yield Bond Fund		Pax World High Yield Bond Fund, Individual Investor Class	Pax World High Yield Bond Fund, Institutional Class	Pax World High Yield Bond Fund, R Class
Operating Expenses Column [Text]		Individual Investor Class	Institutional Class	R Class
Management Fee		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	0.99%	0.74%	1.24%
[1]	The High Yield Bond Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the High Yield Bond Fund to the extent such expenses exceed 0.99%, 0.74% and 1.24% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2012.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World High Yield Bond Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World High Yield Bond Fund, Individual Investor Class	Individual Investor Class	101	315	547	1,213
Pax World High Yield Bond Fund, Institutional Class	Institutional Class	76	237	411	918
Pax World High Yield Bond Fund, R Class	R Class	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis.

The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 11.79% Worst quarter: 4th quarter 2008, -17.51%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World High Yield Bond Fund	Share class		Label		1 year	5 year	10 year	Inception Date
Return Before Taxes Pax World High Yield Bond Fund, Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		10.35%	7.19%	6.96%
Return Before Taxes Pax World High Yield Bond Fund, Institutional Class	Institutional Class	[2],[1]	Return Before Taxes		10.92%	7.41%	7.13%	Jun 1, 2004
Return Before Taxes Pax World High Yield Bond Fund, R Class	R Class	[3],[1]	Return Before Taxes		10.23%	6.95%	6.84%	Apr 2, 2007
Return After Taxes Pax World High Yield Bond Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		6.82%	4.11%	4.03%
Return After Taxes and Distributions and Sale of Fund Shares Pax World High Yield Bond Fund, Individual Investor Class	Individual Investor Class	[1]	Return After Taxes and Distributions and Sale of Fund Shares		6.82%	4.30%	4.18%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index			BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[4],[5]	14.25%	7.62%	8.09%
BofA Merrill Lynch High Yield Master I Index			BofA Merrill Lynch High Yield Master I Index	[6],[5]	15.24%	8.67%	8.71%
Lipper High Current Yield Bond Funds Index			Lipper High Current Yield Bond Funds Index	[7],[5]	14.91%	6.58%	6.67%
[1]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%. The benchmark of High Yield Bond Fund was changed to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index effective June 30, 2010. Pax World believes the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index more closely corresponds to the investments of the Fund.
[5]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index, the BofA Merrill Lynch High Yield Master I Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[6]	The BofA Merrill Lynch High Yield Master I Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.
[7]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Global Women's Equality Fund
Pax World Global Women's Equality Fund (the “Women’s Equality Fund”) Summary of Key Information
Investment Objective
The Women’s Equality Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class or Institutional Class shares of the Women’s Equality Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Pax World Global Women's Equality Fund	Pax World Global Women's Equality Fund Pax World Global Women's Equality Fund - Individual Investor Class USD ( $)	Pax World Global Women's Equality Fund Pax World Global Women's Equality Fund - Institutional Class USD ( $)
Shareholder Fees Column [Text]		Individual Investor Class	Institutional Class
Shareholder Fees		none	none

Annual Fund Operating Expenses (expenses that are deducted from Women’s Equality Fund assets):
Annual Fund Operating Expenses Pax World Global Women's Equality Fund		Pax World Global Women's Equality Fund - Individual Investor Class	Pax World Global Women's Equality Fund - Institutional Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.90%	0.90%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.92%	1.67%
Less Expense Waiver/Reimbursement	[1]	(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.26%	1.01%
[1]	The Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Women’s Equality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class or Institutional Class shares of the Women’s Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Women’s Equality Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Global Women's Equality Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World Global Women's Equality Fund - Individual Investor Class	Individual Investor Class	128	469	904	2,115
Pax World Global Women's Equality Fund - Institutional Class	Institutional Class	103	392	773	1,844

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the "Example of Expenses," affect the Women’s Equality Fund’s performance. During the Women's Equality Fund’s most recent fiscal year, the Women’s Equality Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
Principal Investment Strategies

The Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Women’s Equality Fund seeks companies that are leaders in promoting gender equality and women’s advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women’s Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund’s investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women’s issues by third parties.

The Women’s Equality Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Women’s Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Women’s Equality Fund’s investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Women’s Equality Fund may utilize derivatives for hedging and for investment purposes.

The Women’s Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Women’s Equality Fund’s particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Women’s Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Individual Investor Class

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 17.02% Worst quarter: 4th quarter 2008, -25.20%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Women’s Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World Global Women's Equality Fund	Share class		Label		1 year	5 year	10 year	Inception Date
Return Before Taxes Pax World Global Women's Equality Fund - Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		10.54%	0.10%	1.33%
Return Before Taxes Pax World Global Women's Equality Fund - Institutional Class	Institutional Class	[2],[1]	Return Before Taxes		10.78%	0.36%	1.46%	Apr 19, 2006
Return After Taxes Pax World Global Women's Equality Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		10.39%	(0.46%)	0.94%
Return After Taxes and Distributions and Sale of Fund Shares Pax World Global Women's Equality Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes and Distributions and Sale of Fund Shares		6.88%	(0.05%)	1.09%
MSCI World Large Cap (Net) Index			MSCI World Large Cap (Net) Index	[3],[4]	10.04%	2.24%	1.50%
Lipper Global Large - Cap Core Funds Index			Lipper Global Large-Cap Core Funds Index	[5],[4]	11.00%	3.43%	1.88%
[1]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[3]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[4]	Unlike the Global Women's Equality Fund, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[5]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax World Global Green Fund
Pax World Global Green Fund (the “Global Green Fund”) Summary of Key Information
Investment Objective
The Global Green Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including renewable energy and energy efficiency, water quality and pollution control and environmental services and waste management.
Fees & Expenses
The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Pax World Global Green Fund (USD $)	Pax World Global Green Fund - Individual Investor Class	Pax World Global Green Fund - Institutional Class	Pax World Global Green Fund - R Class
Shareholder Fees Column [Text]	Individual Investor Class	Institutional Class	R Class
Shareholder Fees	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Global Green Fund assets):
Annual Fund Operating Expenses Pax World Global Green Fund		Pax World Global Green Fund - Individual Investor Class	Pax World Global Green Fund - Institutional Class	Pax World Global Green Fund - R Class
Operating Expenses Column [Text]		Individual Investor Class	Institutional Class	R Class
Management Fee		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		1.23%	1.23%	1.23%
Total Annual Fund Operating Expenses		2.38%	2.13%	2.63%
Contractual Reimbursements	[1]	(0.98%)	(0.98%)	(0.98%)
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		1.40%	1.15%	1.65%
[1]	The Global Green Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Global Green Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Green Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World Global Green Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 year	5 year	10 year
Pax World Global Green Fund - Individual Investor Class	Individual Investor Class	143	549	1,087	2,561
Pax World Global Green Fund - Institutional Class	Institutional Class	117	472	958	2,301
Pax World Global Green Fund - R Class	R Class	168	625	1,214	2,813

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Green Fund’s performance. During the Global Green Fund’s most recent fiscal year, the Global Green Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies

The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including renewable energy and energy efficiency, water quality and pollution control and environmental services and waste management. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Green Fund may utilize derivatives for hedging and for investment purposes.

The Global Green Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

The Global Green Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Principal Risks
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Green Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Performance Information
The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Green Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 29.43% Worst quarter: 2nd quarter 2010, -10.76%
Average Annual Total Returns
The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund. The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Periods ended December 31, 2010
Average Annual Total Returns Pax World Global Green Fund	Share class		Label		1 year	Since Inception	Inception Date
Return Before Taxes Pax World Global Green Fund - Individual Investor Class	Individual Investor Class	[1]	Return Before Taxes		11.20%	(0.73%)	Mar 27, 2008
Return Before Taxes Pax World Global Green Fund - Institutional Class	Institutional Class	[1]	Return Before Taxes		11.56%	(0.49%)	Mar 27, 2008
Return Before Taxes Pax World Global Green Fund - R Class	R Class	[1]	Return Before Taxes		11.01%	(1.00%)	Mar 27, 2008
Return After Taxes Pax World Global Green Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes		11.07%	(0.88%)	Mar 27, 2008
Return After Taxes and Distributions and Sale of Fund Shares Pax World Global Green Fund - Individual Investor Class	Individual Investor Class	[1]	Return After Taxes and Distributions and Sale of Fund Shares		7.28%	0.69%	Mar 27, 2008
MSCI World (Net) Index			MSCI World (Net) Index	[2],[3]	11.76%	(2.10%)
FTSE Environmental Opportunities Index Series			FTSE Environmental Opportunities Index Series	[4],[3]	18.18%	1.07%
[1]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010 the MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[3]	Unlike the Global Green Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[4]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Green Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000076721
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
ESG Managers Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG ManagersTM Aggressive Growth Portfolio (the “Aggressive Growth Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Growth Portfolio’s investment objective is to seek a high level of long-term capital appreciation.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Aggressive Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Expense Breakpoint Discounts	pwfst76721_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Aggressive Growth Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Aggressive Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Aggressive Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Aggressive Growth Portfolio’s performance. During the Aggressive Growth Portfolio’s most recent fiscal year, the Aggressive Growth Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers™ Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

The Aggressive Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Aggressive Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Aggressive Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Aggressive Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. The Aggressive Growth Portfolio may invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Aggressive Growth Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Aggressive Growth Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Aggressive Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown for the Aggressive Growth Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Aggressive Growth Portfolio after it has completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown for the Aggressive Growth Portfolio because it has not yet completed a full calendar year of operations.
ESG Managers Aggressive Growth Portfolio | ESG Managers Aggressive Growth Portfolio, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.17%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.55%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.11%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.44%	[5]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 year	rr_ExpenseExampleYear01	689
3 year	rr_ExpenseExampleYear03	1,683
5 year	rr_ExpenseExampleYear05	3,296
10 year	rr_ExpenseExampleYear10	6,853
ESG Managers Aggressive Growth Portfolio | ESG Managers Aggressive Growth Portfolio, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.17%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.30%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.11%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.19%	[5]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares with redemption
1 year	rr_ExpenseExampleYear01	322
3 year	rr_ExpenseExampleYear03	1,412
5 year	rr_ExpenseExampleYear05	3,214
10 year	rr_ExpenseExampleYear10	7,082
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares without redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,412
5 Year	rr_ExpenseExampleNoRedemptionYear05	3,214
10 Year	rr_ExpenseExampleNoRedemptionYear10	7,082
ESG Managers Aggressive Growth Portfolio | ESG Managers Aggressive Growth Portfolio, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.17%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.30%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.11%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[5]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	121
3 year	rr_ExpenseExampleYear03	1,127
5 year	rr_ExpenseExampleYear05	2,800
10 year	rr_ExpenseExampleYear10	6,523
ESG Managers Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG ManagersTM Growth Portfolio (the “Growth Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Portfolio’s investment objective is to seek long-term capital appreciation.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Expense Breakpoint Discounts	pwfst76721_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Portfolio’s performance. During the Growth Portfolio’s most recent fiscal year, the Growth Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers™ Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

The Growth Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Growth Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Growth Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Growth Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 80% of its total assets in equity securities (e.g., stocks), and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. The Growth Portfolio may invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown for the Growth Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Growth Portfolio after it has completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown for the Growth Portfolio because it has not yet completed a full calendar year of operations.
ESG Managers Growth Portfolio | ESG Managers Growth Portfolio, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.92%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.26%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 year	rr_ExpenseExampleYear01	679
3 year	rr_ExpenseExampleYear03	1,346
5 year	rr_ExpenseExampleYear05	2,409
10 year	rr_ExpenseExampleYear10	5,041
ESG Managers Growth Portfolio | ESG Managers Growth Portfolio, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.92%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.01%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.09%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares with redemption
1 year	rr_ExpenseExampleYear01	312
3 year	rr_ExpenseExampleYear03	1,064
5 year	rr_ExpenseExampleYear05	2,311
10 year	rr_ExpenseExampleYear10	5,321
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares without redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,064
5 Year	rr_ExpenseExampleNoRedemptionYear05	2,511
10 Year	rr_ExpenseExampleNoRedemptionYear10	5,321
ESG Managers Growth Portfolio | ESG Managers Growth Portfolio, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.92%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.01%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[8]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	111
3 year	rr_ExpenseExampleYear03	768
5 year	rr_ExpenseExampleYear05	1,849
10 year	rr_ExpenseExampleYear10	4,552
ESG Managers Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG ManagersTM Moderate Portfolio (the “Moderate Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Portfolio’s primary investment objective is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Moderate Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Expense Breakpoint Discounts	pwfst76721_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Moderate Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Moderate Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Moderate Portfolio’s performance. During the Moderate Portfolio’s most recent fiscal year, the Moderate Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 60% of its total assets in equity securities (e.g., stocks), and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

The Moderate Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Moderate Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Moderate Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Moderate Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 60% of its total assets in equity securities (e.g., stocks), and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio may invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its total assets in emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Moderate Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Moderate Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk. Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Moderate Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Moderate Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown for the Moderate Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Moderate Portfolio after it has completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown for the Moderate Portfolio because it has not yet completed a full calendar year of operations.
ESG Managers Moderate Portfolio | ESG Managers Moderate Portfolio, Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.97%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.16%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 year	rr_ExpenseExampleYear01	669
3 year	rr_ExpenseExampleYear03	1,318
5 year	rr_ExpenseExampleYear05	2,364
10 year	rr_ExpenseExampleYear10	4,966
ESG Managers Moderate Portfolio | ESG Managers Moderate Portfolio, Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.97%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.91%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.99%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares with redemption
1 year	rr_ExpenseExampleYear01	302
3 year	rr_ExpenseExampleYear03	1,034
5 year	rr_ExpenseExampleYear05	2,266
10 year	rr_ExpenseExampleYear10	5,248
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares without redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,034
5 Year	rr_ExpenseExampleNoRedemptionYear05	2,266
10 Year	rr_ExpenseExampleNoRedemptionYear10	5,248
ESG Managers Moderate Portfolio | ESG Managers Moderate Portfolio, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.97%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.91%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[9]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	101
3 year	rr_ExpenseExampleYear03	737
5 year	rr_ExpenseExampleYear05	1,802
10 year	rr_ExpenseExampleYear10	4,471
ESG Managers Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ESG ManagersTM Conservative Portfolio (the “Conservative Portfolio”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Portfolio’s primary investment objective is to seek preservation of capital and current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class shares of the Conservative Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 64 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 84 of the Statement of Additional Information.
Expense Breakpoint Discounts	pwfst76721_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Conservative Portfolio.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Conservative Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Conservative Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Conservative Portfolio’s performance. During the Conservative Portfolio’s most recent fiscal year, the Conservative Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers™ Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

The Conservative Portfolio uses multiple subadvisers (“Sleeve Subadvisers”) to implement its principal investment strategies. The Conservative Portfolio has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy. Morningstar Associates allocates portions of the Conservative Portfolio’s assets (referred to as “sleeves”) to one or more of the Sleeve Subadvisers, who manage their respective sleeves under the general supervision of the Adviser and Morningstar Associates. Morningstar Associates also may allocate a portion of the Conservative Portfolio’s assets to one or more investments, such as mutual funds or ETFs, that are not managed by a sleeve subadviser. Morningstar Associates may adjust its allocations from time to time. Most of the Sleeve Subadvisers apply their own sustainability or environmental, social and governance (ESG) criteria to their investments. The Adviser applies its own ESG criteria to the investments of those Sleeve Subadvisers that do not have their own ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (ETFs)) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds), and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Conservative Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Conservative Portfolio are summarized below.

  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of a fund’s investments.
  Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.
  U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk. Income from the fixed income portion of a fund’s investments may decline if the fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the fund’s earnings rate at that time.
  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.
  Value Securities Risk. Value securities are securities the Adviser and/or a Sleeve Subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.
  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.
  Multi-Manager Risk. Because each Sleeve Subadviser makes independent investment decisions, such investment decisions may not complement one another, leading to unintended results. The use of multiple Sleeve Subadvisers may lead to higher portfolio turnover rates, higher transactions costs and/or disadvantageous tax consequences.
  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Inflation-Linked Security Risk. The price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease, and its interest payments are unpredictable. The inflation index used may not accurately measure the real inflation rate, which may cause the value of the securities to decline. Relevant pricing indices also may be discontinued, fundamentally altered in an adverse manner or substituted with alternative indices.
  Acquired Funds Risk.Investments in shares of other investment companies (“acquired funds”) are subject to the fees, expenses and risks of those acquired funds. The Fund may be limited in the extent to which it can invest in an acquired fund, and may have limited information about the acquired fund’s investments, either of which may adversely affect the management of the Fund. If an acquired fund seeks to track the performance of an index, the value of the Fund’s investment in such acquired fund also would fluctuate with the value of the index.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 39 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Conservative Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Conservative Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown for the Conservative Portfolio because it has not yet completed a full calendar year of operations. Performance information will be provided for the Conservative Portfolio after it has completed a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown for the Conservative Portfolio because it has not yet completed a full calendar year of operations.
ESG Managers Conservative Portfolio | ESG Managers Conservative Portfolio - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.48%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.59%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[14]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 year	rr_ExpenseExampleYear01	660
3 year	rr_ExpenseExampleYear03	1,440
5 year	rr_ExpenseExampleYear05	2,741
10 year	rr_ExpenseExampleYear10	5,818
ESG Managers Conservative Portfolio | ESG Managers Conservative Portfolio - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.48%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.34%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[14]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares with redemption
1 year	rr_ExpenseExampleYear01	292
3 year	rr_ExpenseExampleYear03	1,161
5 year	rr_ExpenseExampleYear05	2,650
10 year	rr_ExpenseExampleYear10	6,077
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares without redemption
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Year	rr_ExpenseExampleNoRedemptionYear03	1,161
5 Year	rr_ExpenseExampleNoRedemptionYear05	2,650
10 Year	rr_ExpenseExampleNoRedemptionYear10	6,077
ESG Managers Conservative Portfolio | ESG Managers Conservative Portfolio - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.48%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.34%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[14]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	91
3 year	rr_ExpenseExampleYear03	868
5 year	rr_ExpenseExampleYear05	2,206
10 year	rr_ExpenseExampleYear10	5,397
Pax World Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Balanced Fund (the “Balanced Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund’s primary investment objective is to seek income and conservation of principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest in equity securities of companies with any market capitalization. The Balanced Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both.

The Balanced Fund expects that the debt portion of its investment portfolio will consist primarily of debt securities, including mortgage-related securities, issued or guaranteed by the U.S. government or its agencies and instrumentalities with short-to intermediate-term maturities and corporate bonds that are, at the time of purchase, rated at least investment grade or unrated and determined by the Balanced Fund’s portfolio manager to be of comparable quality.

The Balanced Fund’s portfolio manager uses both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

The Balanced Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Balanced Fund normally expects to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.
  U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.
  Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the fund to reinvest disposition proceeds at lower prevailing interest rates.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small- and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Balanced Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 10.74% Worst quarter: 4th quarter 2008, -16.75%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World Balanced Fund | Pax World Balanced Fund - Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	98
3 year	rr_ExpenseExampleYear03	306
5 year	rr_ExpenseExampleYear05	531
10 year	rr_ExpenseExampleYear10	1,178
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
2001	rr_AnnualReturn2001	(9.09%)
2002	rr_AnnualReturn2002	(8.86%)
2003	rr_AnnualReturn2003	17.27%
2004	rr_AnnualReturn2004	13.39%
2005	rr_AnnualReturn2005	5.39%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	9.44%
2008	rr_AnnualReturn2008	(30.72%)
2009	rr_AnnualReturn2009	21.41%
2010	rr_AnnualReturn2010	11.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
Pax World Balanced Fund | Pax World Balanced Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	73
3 year	rr_ExpenseExampleYear03	227
5 year	rr_ExpenseExampleYear05	395
10 year	rr_ExpenseExampleYear10	883
Pax World Balanced Fund | Pax World Balanced Fund - R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	123
3 year	rr_ExpenseExampleYear03	384
5 year	rr_ExpenseExampleYear05	665
10 year	rr_ExpenseExampleYear10	1,466
Pax World Balanced Fund | Return Before Taxes | Pax World Balanced Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[15]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	11.83%
5 year	rr_AverageAnnualReturnYear05	2.65%
10 year	rr_AverageAnnualReturnYear10	2.84%
Pax World Balanced Fund | Return Before Taxes | Pax World Balanced Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[15],[16]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	12.16%
5 year	rr_AverageAnnualReturnYear05	2.84%
10 year	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Pax World Balanced Fund | Return Before Taxes | Pax World Balanced Fund - R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[15],[17]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	11.58%
5 year	rr_AverageAnnualReturnYear05	2.49%
10 year	rr_AverageAnnualReturnYear10	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Pax World Balanced Fund | Return After Taxes | Pax World Balanced Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[15]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	11.52%
5 year	rr_AverageAnnualReturnYear05	1.82%
10 year	rr_AverageAnnualReturnYear10	2.13%
Pax World Balanced Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World Balanced Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[15]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	7.93%
5 year	rr_AverageAnnualReturnYear05	1.99%
10 year	rr_AverageAnnualReturnYear10	2.14%
Pax World Balanced Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index	[18],[19]
1 year	rr_AverageAnnualReturnYear01	15.06%
5 year	rr_AverageAnnualReturnYear05	2.29%
10 year	rr_AverageAnnualReturnYear10	1.41%
Pax World Balanced Fund | Blended Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index	[19],[20],[21]
1 year	rr_AverageAnnualReturnYear01	12.13%
5 year	rr_AverageAnnualReturnYear05	4.08%
10 year	rr_AverageAnnualReturnYear10	3.53%
Pax World Balanced Fund | Lipper Balanced Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Balanced Funds Index	[19],[22]
1 year	rr_AverageAnnualReturnYear01	11.90%
5 year	rr_AverageAnnualReturnYear05	3.91%
10 year	rr_AverageAnnualReturnYear10	3.71%
Pax World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Growth Fund (the “Growth Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Growth Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Growth Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Growth Fund with the cost of investing in other mutual funds.The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

The Growth Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2003, 16.33% Worst quarter: 4th quarter 2008, -26.10%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World Growth Fund | Pax World Growth Fund - Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[23]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	131
3 year	rr_ExpenseExampleYear03	437
5 year	rr_ExpenseExampleYear05	794
10 year	rr_ExpenseExampleYear10	1,800
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.95%)
2002	rr_AnnualReturn2002	(21.34%)
2003	rr_AnnualReturn2003	34.99%
2004	rr_AnnualReturn2004	22.04%
2005	rr_AnnualReturn2005	7.19%
2006	rr_AnnualReturn2006	(2.26%)
2007	rr_AnnualReturn2007	13.39%
2008	rr_AnnualReturn2008	(41.52%)
2009	rr_AnnualReturn2009	38.94%
2010	rr_AnnualReturn2010	22.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Pax World Growth Fund | Pax World Growth Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[23]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	106
3 year	rr_ExpenseExampleYear03	359
5 year	rr_ExpenseExampleYear05	662
10 year	rr_ExpenseExampleYear10	1,521
Pax World Growth Fund | Pax World Growth Fund - R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[23]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	157
3 year	rr_ExpenseExampleYear03	515
5 year	rr_ExpenseExampleYear05	925
10 year	rr_ExpenseExampleYear10	2,072
Pax World Growth Fund | Return Before Taxes | Pax World Growth Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[24]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	22.22%
5 year	rr_AverageAnnualReturnYear05	1.93%
10 year	rr_AverageAnnualReturnYear10	1.65%
Pax World Growth Fund | Return Before Taxes | Pax World Growth Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[24],[25]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	22.51%
5 year	rr_AverageAnnualReturnYear05	2.08%
10 year	rr_AverageAnnualReturnYear10	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Pax World Growth Fund | Return Before Taxes | Pax World Growth Fund - R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[24],[26]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	21.91%
5 year	rr_AverageAnnualReturnYear05	1.80%
10 year	rr_AverageAnnualReturnYear10	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Pax World Growth Fund | Return After Taxes | Pax World Growth Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[24]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	22.22%
5 year	rr_AverageAnnualReturnYear05	1.46%
10 year	rr_AverageAnnualReturnYear10	1.41%
Pax World Growth Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World Growth Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[24]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	14.44%
5 year	rr_AverageAnnualReturnYear05	1.60%
10 year	rr_AverageAnnualReturnYear10	1.39%
Pax World Growth Fund | Russell 3000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index	[27],[28]
1 year	rr_AverageAnnualReturnYear01	17.64%
5 year	rr_AverageAnnualReturnYear05	3.88%
10 year	rr_AverageAnnualReturnYear10	0.30%
Pax World Growth Fund | Lipper Multi-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index	[28],[29]
1 year	rr_AverageAnnualReturnYear01	20.39%
5 year	rr_AverageAnnualReturnYear05	3.50%
10 year	rr_AverageAnnualReturnYear10	0.25%
Pax World Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Small Cap Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	179.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2011, the Russell 2000 Index included companies with market capitalization from  $7.7 million to  $5.68 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

The Small Cap Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of March 31, 2011, the Russell 2000 Index included companies with market capitalization from  $7.7 million to  $5.68 billion.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 19.79% Worst quarter: 2nd quarter 2010, -8.21%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period and since inception.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World Small Cap Fund | Pax World Small Cap Fund, Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.51%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[30]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	130
3 year	rr_ExpenseExampleYear03	748
5 year	rr_ExpenseExampleYear05	1,720
10 year	rr_ExpenseExampleYear10	4,195
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	37.02%
2010	rr_AnnualReturn2010	30.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
Pax World Small Cap Fund | Pax World Small Cap Fund, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.26%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[30]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	105
3 year	rr_ExpenseExampleYear03	672
5 year	rr_ExpenseExampleYear05	1,599
10 year	rr_ExpenseExampleYear10	3,979
Pax World Small Cap Fund | Pax World Small Cap Fund, R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.76%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[30]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	156
3 year	rr_ExpenseExampleYear03	823
5 year	rr_ExpenseExampleYear05	1,839
10 year	rr_ExpenseExampleYear10	4,405
Pax World Small Cap Fund | Return Before Taxes | Pax World Small Cap Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	30.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Return Before Taxes | Pax World Small Cap Fund, Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	30.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Return Before Taxes | Pax World Small Cap Fund, R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	29.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Return After Taxes | Pax World Small Cap Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	26.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World Small Cap Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes and Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	19.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Small Cap Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index	[32],[33]
1 year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Pax World Small Cap Fund | Lipper Small-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index	[33],[34]
1 year	rr_AverageAnnualReturnYear01	25.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Pax World International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World International Fund (the “International Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the International Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from International Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the International Fund with the cost of investing in other mutual funds. The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or R Class shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:
Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the International Fund’s performance. During the International Fund’s most recent fiscal year, the International Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in “growth” stocks, “value” stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the International Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 27.62% Worst quarter: 2nd quarter 2010, -11.69%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World International Fund | Pax World International Fund, Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[35]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.43%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	146
3 year	rr_ExpenseExampleYear03	573
5 year	rr_ExpenseExampleYear05	1,147
10 year	rr_ExpenseExampleYear10	2,711
Annual Total Returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	39.14%
2010	rr_AnnualReturn2010	8.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.69%)
Pax World International Fund | Pax World International Fund, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[35]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.18%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	120
3 year	rr_ExpenseExampleYear03	496
5 year	rr_ExpenseExampleYear05	1,019
10 year	rr_ExpenseExampleYear10	2,456
Pax World International Fund | Pax World International Fund, R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[35]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.68%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	171
3 year	rr_ExpenseExampleYear03	649
5 year	rr_ExpenseExampleYear05	1,274
10 year	rr_ExpenseExampleYear10	2,959
Pax World International Fund | Return Before Taxes | Pax World International Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | Return Before Taxes | Pax World International Fund, Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[31],[36]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | Return Before Taxes | Pax World International Fund, R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[31],[37]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | Return After Taxes | Pax World International Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World International Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes and Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World International Fund | MSCI EAFE (Net) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE (Net) Index	[36],[38]
1 year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.61%)
Pax World International Fund | Lipper International Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index	[37],[38]
1 year	rr_AverageAnnualReturnYear01	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.76%)
Pax World High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund’s primary investment objective is to seek high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from High Yield Bond Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.

In determining which securities to buy for the High Yield Bond Fund, the portfolio manager seeks to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio manager generally performs fundamental credit analysis.

The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes.

The High Yield Bond Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities.
  Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.
  Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 11.79% Worst quarter: 4th quarter 2008, -17.51%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World High Yield Bond Fund | Pax World High Yield Bond Fund, Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[39]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	101
3 year	rr_ExpenseExampleYear03	315
5 year	rr_ExpenseExampleYear05	547
10 year	rr_ExpenseExampleYear10	1,213
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	5.82%
2002	rr_AnnualReturn2002	(0.51%)
2003	rr_AnnualReturn2003	16.90%
2004	rr_AnnualReturn2004	10.00%
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	10.11%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	(20.61%)
2009	rr_AnnualReturn2009	38.70%
2010	rr_AnnualReturn2010	10.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
Pax World High Yield Bond Fund | Pax World High Yield Bond Fund, Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[39]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	76
3 year	rr_ExpenseExampleYear03	237
5 year	rr_ExpenseExampleYear05	411
10 year	rr_ExpenseExampleYear10	918
Pax World High Yield Bond Fund | Pax World High Yield Bond Fund, R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[39]
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	126
3 year	rr_ExpenseExampleYear03	393
5 year	rr_ExpenseExampleYear05	681
10 year	rr_ExpenseExampleYear10	1,500
Pax World High Yield Bond Fund | Return Before Taxes | Pax World High Yield Bond Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[40]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.35%
5 year	rr_AverageAnnualReturnYear05	7.19%
10 year	rr_AverageAnnualReturnYear10	6.96%
Pax World High Yield Bond Fund | Return Before Taxes | Pax World High Yield Bond Fund, Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[40],[41]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.92%
5 year	rr_AverageAnnualReturnYear05	7.41%
10 year	rr_AverageAnnualReturnYear10	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2004
Pax World High Yield Bond Fund | Return Before Taxes | Pax World High Yield Bond Fund, R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[17],[40]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.23%
5 year	rr_AverageAnnualReturnYear05	6.95%
10 year	rr_AverageAnnualReturnYear10	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Pax World High Yield Bond Fund | Return After Taxes | Pax World High Yield Bond Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[40]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	6.82%
5 year	rr_AverageAnnualReturnYear05	4.11%
10 year	rr_AverageAnnualReturnYear10	4.03%
Pax World High Yield Bond Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World High Yield Bond Fund, Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[40]
Label	rr_AverageAnnualReturnLabel	Return After Taxes and Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	6.82%
5 year	rr_AverageAnnualReturnYear05	4.30%
10 year	rr_AverageAnnualReturnYear10	4.18%
Pax World High Yield Bond Fund | BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[42],[43]
1 year	rr_AverageAnnualReturnYear01	14.25%
5 year	rr_AverageAnnualReturnYear05	7.62%
10 year	rr_AverageAnnualReturnYear10	8.09%
Pax World High Yield Bond Fund | BofA Merrill Lynch High Yield Master I Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Master I Index	[43],[44]
1 year	rr_AverageAnnualReturnYear01	15.24%
5 year	rr_AverageAnnualReturnYear05	8.67%
10 year	rr_AverageAnnualReturnYear10	8.71%
Pax World High Yield Bond Fund | Lipper High Current Yield Bond Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Bond Funds Index	[43],[45]
1 year	rr_AverageAnnualReturnYear01	14.91%
5 year	rr_AverageAnnualReturnYear05	6.58%
10 year	rr_AverageAnnualReturnYear10	6.67%
Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Women's Equality Fund (the “Women’s Equality Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Women’s Equality Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class or Institutional Class shares of the Women’s Equality Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Women’s Equality Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Women’s Equality Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class or Institutional Class shares of the Women’s Equality Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Women’s Equality Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the "Example of Expenses," affect the Women’s Equality Fund’s performance. During the Women's Equality Fund’s most recent fiscal year, the Women’s Equality Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

In selecting investments, the Women’s Equality Fund seeks companies that are leaders in promoting gender equality and women’s advancement through internal policies and programs, transparency regarding the effectiveness of those policies and programs and accountability among employees to assure implementation and observance of those policies and programs. In particular, the Fund seeks to invest in companies that embrace or aspire to embrace the best practices embodied in the Women’s Empowerment Principles, a joint initiative of UN Women and the United Nations Global Compact.

To identify companies for investment, the Fund’s investment adviser conducts its own proprietary research and also evaluates companies that have been favorably rated or ranked on women’s issues by third parties.

The Women’s Equality Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions. The Women’s Equality Fund will normally have investments in a minimum of three countries other than the United States.

The Women’s Equality Fund’s investment adviser selects securities based on its assessment of economic and market conditions and valuations and on a company-by-company basis through use of fundamental analysis.

The Women’s Equality Fund may utilize derivatives for hedging and for investment purposes.

The Women’s Equality Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices. Because of the Women’s Equality Fund’s particular focus on companies that are leaders on gender issues, the investment adviser may give less emphasis to certain environmental, social or governance (ESG) criteria, or may apply such criteria differently to the Fund than to other Pax World Funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Women’s Equality Fund seeks to invest in companies around the globe that are leaders in promoting gender equality in the workplace and beyond.

Under normal market conditions, the Women’s Equality Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in the securities of non-U.S. issuers. The Women’s Equality Fund invests primarily in the securities of large capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Women’s Equality Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Women’s Equality Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Women’s Equality Fund by showing changes in the Women’s Equality Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 17.02% Worst quarter: 4th quarter 2008, -25.20%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class and Institutional Class shares of the Women’s Equality Fund. The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Women’s Equality Fund by showing how the Women’s Equality Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World Global Women's Equality Fund | Pax World Global Women's Equality Fund - Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[46]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	128
3 year	rr_ExpenseExampleYear03	469
5 year	rr_ExpenseExampleYear05	904
10 year	rr_ExpenseExampleYear10	2,115
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(3.16%)
2002	rr_AnnualReturn2002	(14.59%)
2003	rr_AnnualReturn2003	23.65%
2004	rr_AnnualReturn2004	10.71%
2005	rr_AnnualReturn2005	0.30%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	10.58%
2008	rr_AnnualReturn2008	(39.69%)
2009	rr_AnnualReturn2009	25.76%
2010	rr_AnnualReturn2010	10.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Pax World Global Women's Equality Fund | Pax World Global Women's Equality Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[46]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	103
3 year	rr_ExpenseExampleYear03	392
5 year	rr_ExpenseExampleYear05	773
10 year	rr_ExpenseExampleYear10	1,844
Pax World Global Women's Equality Fund | Return Before Taxes | Pax World Global Women's Equality Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[47]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.54%
5 year	rr_AverageAnnualReturnYear05	0.10%
10 year	rr_AverageAnnualReturnYear10	1.33%
Pax World Global Women's Equality Fund | Return Before Taxes | Pax World Global Women's Equality Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[47],[48]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.78%
5 year	rr_AverageAnnualReturnYear05	0.36%
10 year	rr_AverageAnnualReturnYear10	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2006
Pax World Global Women's Equality Fund | Return After Taxes | Pax World Global Women's Equality Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[47]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	10.39%
5 year	rr_AverageAnnualReturnYear05	(0.46%)
10 year	rr_AverageAnnualReturnYear10	0.94%
Pax World Global Women's Equality Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Women's Equality Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[47]
Label	rr_AverageAnnualReturnLabel	Return After Taxes and Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	6.88%
5 year	rr_AverageAnnualReturnYear05	(0.05%)
10 year	rr_AverageAnnualReturnYear10	1.09%
Pax World Global Women's Equality Fund | MSCI World Large Cap (Net) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Large Cap (Net) Index	[49],[50]
1 year	rr_AverageAnnualReturnYear01	10.04%
5 year	rr_AverageAnnualReturnYear05	2.24%
10 year	rr_AverageAnnualReturnYear10	1.50%
Pax World Global Women's Equality Fund | Lipper Global Large - Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Large-Cap Core Funds Index	[50],[51]
1 year	rr_AverageAnnualReturnYear01	11.00%
5 year	rr_AverageAnnualReturnYear05	3.43%
10 year	rr_AverageAnnualReturnYear10	1.88%
Pax World Global Green Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Green Fund (the “Global Green Fund”) Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Green Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including renewable energy and energy efficiency, water quality and pollution control and environmental services and waste management.
Fees & Expenses	pwfst76721_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that investors may pay if they buy and hold Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Global Green Fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests  $10,000 in Individual Investor Class, Institutional Class or R Class shares of the Global Green Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Green Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Portfolio Turnover	pwfst76721_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Green Fund’s performance. During the Global Green Fund’s most recent fiscal year, the Global Green Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including renewable energy and energy efficiency, water quality and pollution control and environmental services and waste management. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Green Fund may utilize derivatives for hedging and for investment purposes.

The Global Green Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles.

The Global Green Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Global Green Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Green Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Green Fund will normally have investments in a minimum of three countries other than the United States.

The Global Green Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including renewable energy and energy efficiency, water quality and pollution control and environmental services and waste management. The Global Green Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Green Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.
  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.
  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.
  Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.
  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. the values of other securities.
  Small-and Medium-Sized Capitalization Company Risk Securities of small-and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.
  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Green Fund.

The foregoing descriptions are only summaries. Please see “About the Funds — Risks” on page 68 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Green Fund.
Performance Information	pwfst76721_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Green Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Green Fund by showing changes in the Global Green Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods shown in the bar chart: Best quarter: 2nd quarter 2009, 29.43% Worst quarter: 2nd quarter 2010, -10.76%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and R Class shares of the Global Green Fund. The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax returns for Institutional Class and R Class shares will vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table is intended to provide some indication of the risks of investment in the Global Green Fund by showing how the Global Green Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).
Caption	rr_AverageAnnualReturnCaption	Periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Pax World Global Green Fund | Pax World Global Green Fund - Individual Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Individual Investor Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Individual Investor Class
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[52]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Individual Investor Class
1 year	rr_ExpenseExampleYear01	143
3 year	rr_ExpenseExampleYear03	549
5 year	rr_ExpenseExampleYear05	1,087
10 year	rr_ExpenseExampleYear10	2,561
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Individual Investor Class
2009	rr_AnnualReturn2009	37.52%
2010	rr_AnnualReturn2010	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.76%)
Pax World Global Green Fund | Pax World Global Green Fund - Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[52]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	117
3 year	rr_ExpenseExampleYear03	472
5 year	rr_ExpenseExampleYear05	958
10 year	rr_ExpenseExampleYear10	2,301
Pax World Global Green Fund | Pax World Global Green Fund - R Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	R Class
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	R Class
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[52]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Example of Expenses	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	R Class
1 year	rr_ExpenseExampleYear01	168
3 year	rr_ExpenseExampleYear03	625
5 year	rr_ExpenseExampleYear05	1,214
10 year	rr_ExpenseExampleYear10	2,813
Pax World Global Green Fund | Return Before Taxes | Pax World Global Green Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | Return Before Taxes | Pax World Global Green Fund - Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	11.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | Return Before Taxes | Pax World Global Green Fund - R Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	R Class	[31]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	11.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | Return After Taxes | Pax World Global Green Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes
1 year	rr_AverageAnnualReturnYear01	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | Return After Taxes and Distributions and Sale of Fund Shares | Pax World Global Green Fund - Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class	[31]
Label	rr_AverageAnnualReturnLabel	Return After Taxes and Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2008
Pax World Global Green Fund | MSCI World (Net) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Net) Index	[53],[54]
1 year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.10%)
Pax World Global Green Fund | FTSE Environmental Opportunities Index Series
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Environmental Opportunities Index Series	[54],[55]
1 year	rr_AverageAnnualReturnYear01	18.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%

[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[2]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 7.25%.
[3]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the fund through its investment in other investment companies.
[4]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.44%, 2.19% and 1.19%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[5]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.06% in 2010. This arrangement may be terminated at any time by the Adviser.
[6]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "How to Purchase Shares-Sales Charges."
[7]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 4.07%.
[8]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.34%, 2.09%, and 1.09%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[9]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.17% in 2010. This arrangement may be terminated at any time by the Adviser.
[10]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 4.14%.
[11]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.24%, 1.99%, and 0.99%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[12]	Excludes one-time initial offering costs incurred in the Fund's first year. Had such expenses been included, Other Expenses would have been 5.67%.
[13]	The Adviser has agreed contractually to reimburse a portion of the fund's expenses so that the fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those of the Underlying Pax Funds), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Class C, and Institutional Class shares, respectively: 1.14%, 1.89%, and 0.89%. This reimbursement arrangement will continue in effect until at least December 31, 2013. If the Adviser reimburses expenses of a fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.
[14]	Does not reflect the Adviser's voluntary waiver of a portion of its management fees (based on an amount of seed capital initially invested in the Fund) totaling 0.12% in 2010. This arrangement may be terminated at any time by the Adviser.
[15]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729
[16]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[17]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[18]	The S&P 500 Index is an index of large capitalization common stocks.
[19]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Lipper Balanced Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Balanced Funds Index) do not reflect deductions for fees, expenses or taxes.
[20]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[21]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index.
[22]	The Lipper Balanced Funds Index tracks the results of the 30 largest mutual funds in the Lipper Balanced Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. The Lipper Balanced Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[23]	Effective May 1, 2011, the Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Investor Class, Institutional Class and R Class shares of the Growth Fund to the extent such expenses exceed 1.29%, 1.04% and 1.54% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.
[24]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[25]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[26]	Inception of R Class shares is April 2, 2007. The performance information shown for R Class shares includes the performance of Individual Investor Class shares for the period prior to R Class inception. Expenses have not been adjusted to reflect the expenses allocable to R Class shares. If such expenses were reflected, the returns would be lower than those shown.
[27]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[28]	Unlike the Growth Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[29]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P Super Composite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[30]	The Small Cap Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Small Cap Fund to the extent such expenses exceed 1.24%, 0.99% and 1.49% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.
[31]	The Fund's inception date is March 27, 2008. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[32]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[33]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[34]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[35]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.
[36]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of July 2010 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[37]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.
[38]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[39]	The High Yield Bond Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the High Yield Bond Fund to the extent such expenses exceed 0.99%, 0.74% and 1.24% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2012.
[40]	The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[41]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[42]	The BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%. The benchmark of High Yield Bond Fund was changed to the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index effective June 30, 2010. Pax World believes the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index more closely corresponds to the investments of the Fund.
[43]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index, the BofA Merrill Lynch High Yield Master I Index and the Lipper High Current Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Current Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes.
[44]	The BofA Merrill Lynch High Yield Master I Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.
[45]	The Lipper High Current Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Bond Funds Average. The Lipper High Current Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Current Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[46]	The Women's Equality Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class and Institutional Class shares of the Women's Equality Fund to the extent such expenses exceed 1.24% and 0.99% of the average daily net assets of Individual Investor Class and Institutional Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.
[47]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[48]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[49]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[50]	Unlike the Global Women's Equality Fund, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[51]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[52]	The Global Green Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Class, Institutional Class and R Class shares of the Global Green Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and R Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2013.
[53]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010 the MSCI World (Net) Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[54]	Unlike the Global Green Fund, the MSCI World (Net) Index and the FTSE Environmental Opportunities Index Series are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.
[55]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Green Fund.